JUDICIAL DEPOSITS AND GARNISHMENTS - Tax related judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	R$ 2,007,074	R$ 1,929,594
Telecommunications Inspection Fund (FISTEL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	46,167	44,771
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	575,426	551,937
Universal Telecommunication Services Fund (FUST)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	518,372	503,246
Social Contribution Tax for Intervention in the Economic Order (CIDE)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	286,270	278,685
State Value-Added Tax (ICMS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	269,483	239,220
Social Security, work accident insurance (SAT) and funds to third parties (INSS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	140,186	141,759
Withholding Income Tax (IRRF)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	57,142	55,425
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	34,983	39,672
Other taxes, charges and contributions
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	R$ 79,045	R$ 74,879